Equity - Appropriation of retained earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Appropriation of retained earnings [Line Items]
Balance at beginning of year	₩ 30,541,300
Retirement of treasury stock	(61)		₩ (25)
Dividends to hybrid bonds	(156,277)	₩ (116,388)	(85,327)
Interim dividends	(637,598)	(299,082)
Net income	4,732,163	4,112,628	3,498,076
Unappropriated retained earnings to be carried over to subsequent year	₩ 33,342,633	₩ 30,541,300
Date of appropriation	Mar. 23, 2023	Mar. 24, 2022
Parent Company only
Appropriation of retained earnings [Line Items]
Balance at beginning of year	₩ 5,461,771	₩ 5,355,358
Retirement of treasury stock	(300,661)	0
Dividends to hybrid bonds	(156,277)	(116,388)
Interim dividends	(637,598)	(299,082)
Net income	1,249,251	1,413,956	1,274,443
Unappropriated retained earnings	5,616,486	6,353,844
Legal reserve	(124,925)	(141,396)
Dividends on common stocks paid	(440,093)	(723,230)
Dividends on preferred stocks paid	(15,122)	(24,475)
Regulatory reserve for loan losses	(2,554)	(2,972)
Loss on repayments of hybrid bonds	(317)
Appropriation of retained earnings	(583,011)	(892,073)
Unappropriated retained earnings to be carried over to subsequent year	₩ 5,033,475	₩ 5,461,771	₩ 5,355,358